Lease liability and Right-of-use assets (Details 6) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 2,046	$ 2,046	$ 1,736
Right-of-use assets	1,762	1,762	$ 1,554
Gains or losses from sales leaseback	468	468
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for leases		600
Lease liabilities	86	86
Right-of-use assets	$ 30	30
Gains or losses from sales leaseback		$ 500